SHAREHOLDERS' EQUITY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares under Option
Balance at the beginning of the period (in shares)	731,851	832,694	803,681
Granted (in shares)	117,611	143,602	109,347
Exercised (in shares)	(328,403)	(192,949)	(59,334)
Canceled (in shares)	(63,330)	(51,496)	(21,000)
Balance at the end of the period (in shares)	457,729	731,851	832,694
Weighted Average exercise price
Balance at the beginning of the period (in dollars per share)	$ 4.16	$ 3.97	$ 3.63
Granted (in dollars per share)	$ 7.61	$ 6.86	$ 5.78
Exercised (in dollars per share)	$ 2.97	$ 4.20	$ 3.06
Canceled (in dollars per share)	$ 6.61	$ 8.94	$ 4.10
Balance at the end of the period (in dollars per share)	$ 5.31	$ 4.16	$ 3.97